Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

January 19, 2017

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attn: Marianne Dobelbower

Re:	Post-Effective Amendment No. 167 to the Registration Statement on Form N-1A of Deutsche Communications Fund (the “Fund”), a series of Deutsche Securities Trust (the “Trust”) (Reg. Nos. 002-36238; 811-02021)

Dear Ms. Dobelbower:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 167 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Fund and does not relate to any other series of the Trust. In accordance with our recent conversations, please be advised that, on behalf of the Fund, we hereby request selective review by the Staff of the Securities and Exchange Commission (“SEC”).

Specifically, we request that the Staff selectively review the disclosure contained in the Amendment that relates to Class T shares, which is a new class of shares that the Fund is registering pursuant to the Amendment. Except as noted below, the Class T disclosure contained in the Amendment is substantially similar to the Class T disclosure contained in Post-Effective Amendment No. 139 to the Registration Statement on Form N-1A of Deutsche Global Income Builder Fund, a series of Deutsche Market Trust (Reg. Nos. 002-21789; 811-01236) (the “GIB Amendment”) (Accession No. 0000088053-16-002945). (After completing its review of GIB Amendment, the Staff provided comments on the Class T disclosure contained therein on Wednesday, January 4, 2017.) The Class T disclosure contained in the Amendment differs principally from the Class T disclosure contained in the GIB Amendment in that specific Class T front-end sales charge waivers are set forth in a new Appendix B to the Fund’s prospectus.

In addition to its selective review of Class T disclosure, we request that the Staff selectively review the disclosure relating to variations in sales charge waivers and discounts through certain intermediaries contained in the afore-mentioned Appendix B as well as related disclosure contained elsewhere in the prospectus.

In connection with the addition of the new Appendix B, please note that, in the interest of providing a complete listing of sales charge waivers in the Fund’s prospectus, we have included in the prospectus all of the various Fund-level sales charge waivers that are currently disclosed in the Fund’s Statement of Additional Information.

Lastly, we request that the Staff selectively review the disclosure relating to the addition of a new sub-advisor, Deutsche Asset Management International GmbH (formerly known as Deutsche Asset & Wealth Management International GmbH) (the “Sub-Advisor Disclosure”). The Sub-Advisor Disclosure was previously included in a post-effective amendment filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on October 30, 2015 by Deutsche European Equity Fund (the “European Equity Fund Amendment”) (SEC Accession No. 0000088053-15-001165), which amendment was reviewed by the Staff of the SEC. With the exception of the change in name from Deutsche Asset & Wealth Management International GmbH to Deutsche Asset Management International GmbH, the Sub-Advisor Disclosure contained in the Amendment is substantially identical to the corresponding Sub-Advisor Disclosure contained in the European Equity Fund Amendment. We also note that the Staff has previously granted Rule 485(b)(1)(vii) relief with respect to the Sub-Advisor Disclosure in connection with Post-Effective Amendment No. 158 to the Registration Statement on Form N-1A of Deutsche Real Estate Securities Income Fund, a series of Deutsche Securities Trust (Reg. Nos. 002-36238; 811-02021), which amendment was filed with the SEC on April 28, 2016 (SEC Accession No. 0000088053-16-001931).

In summary, the Amendment is being filed principally to: (i) reflect the addition of Class T shares to the Fund; (ii) include a new Appendix B to the Fund’s prospectus relating to financial intermediary specific sales charge waivers and discounts; and (iii) include information about the addition of a new sub-advisor, Deutsche Asset Management International GmbH. Other than these items, the Amendment does not contain any material changes to the Fund’s currently effective disclosure.

Please call me at (617) 295-2565 if you have any questions or comments. Thank you for your attention to this matter.

Very truly yours,

/s/ Caroline Pearson

Caroline Pearson

Managing Director

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price